Stockholders' Deficit and Capitalization (Detail Textuals) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common stock, shares authorized			500,000,000		500,000,000	500,000,000
Common stock gross proceeds				$ 3,240,878
Aggregate gross proceeds secured by all of Nemus' assets					$ 900,000
Financing transaction costs				$ 137,191	$ 137,192
Preferred stock, shares authorized					20,000,000	20,000,000
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001
Emerald financing issuance costs			$ 154,092		$ 154,092
Reduction to APIC from the issuance of common stock			16,900		16,900
Bridge Loan					900,000
Total amount of unrecognized compensation cost			$ 577,123		$ 748,616
Recognized weighted average period					1 year 5 months 5 days
Emerald Health Sciences Inc
Equity [Line Items]
Conversion price, per share (in dollars per share)		$ 0.10
Securities purchase agreement | Emerald Health Sciences Inc
Equity [Line Items]
Common stock issued	15,000,000	15,000,000
Number of warrants issued	20,400,000	20,400,000
Warrant exercise price	$ 0.10	$ 0.10
Common stock gross proceeds		$ 1,500,000
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald shall be issued additional shares in order to protect against anti-dilution.
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Accredited Investor
Equity [Line Items]
Common stock issued	2,500,000
Number of warrants issued	3,400,000
Warrant exercise price	$ 0.10
Common stock gross proceeds	$ 1,750,000
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Bridge Loan [Member]
Equity [Line Items]
Aggregate gross proceeds secured by all of Nemus' assets		$ 900,000
Conversion price, per share (in dollars per share)		$ 0.10
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.
Bridge Loan		$ 900,000